[EATON VANCE LOGO]


[PHOTO OF STATUE OF LIBERTY]


ANNUAL REPORT DECEMBER 31, 2002


[PHOTO OF JEFFERSON MEMORIAL MONUMENT]


EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND


[PHOTO OF AMERICAN FLAG]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

INVESTMENT UPDATE


[PHOTO OF DUKE E. LAFLAMME]

DUKE E. LAFLAMME, CFA
PORTFOLIO MANAGER


INVESTMENT ENVIRONMENT

- The year 2002 is one that many market participants are relieved to see end. It was a year of extremes:record low short-term interest rates; extreme volatility in equities and bonds; high-profile corporate scandals; record corporate bankruptcies; and record mortgage refinancings. Interest rates reached 40-year lows, and the S&P 500 Index sank to lows not seen since April 1997.1 The historically strong U.S. dollar weakened against the other major world currencies, while geopolitical tensions are at their worst in years.

- U.S. economic growth continued to be uneven but modestly positive. With Gross Domestic Product forecast to be 2.8% for 2002, the economic recovery hinges on a pickup in business spending and investment, coupled with continued strength in the consumer sector.

- Recent U.S. monetary and fiscal policies have been designed to stimulate the lagging economy. Monetary policy has the Federal Funds rate - a key short-term interest rate barometer - at a 40-year low of 1.25%. During 2002, the Federal Reserve made a single cut of 0.5%, signaling that the Fed was unlikely to lower rates further. On the fiscal side, current policy includes both increased spending on homeland security and the Bush Administration's recently proposed $670 billion tax plan.

- We believe that the Fed is unlikely to raise rates until growth in capital spending, an increase in earnings visibility, and a general dissipation of corporate management's risk-averse attitude are apparent. In the meantime, the recovery will continue to unfold slowly and follow an uneven path, much as it did in 2002.

THE FUND

     THE PAST YEAR

- For the year ended December 31, 2002, Eaton Vance Institutional Short Term Treasury Fund had a total return of 1.22%.2

- This return resulted from an increase in the Fund's net asset value to $72.84 per share on December 31, 2002, from $72.71 per share on December 31, 2001, and the reinvestment of $0.76 per share in income dividends.

     ABOUT THE FUND

- To pursue its objective of seeking current income and liquidity, the Fund invests exclusively in U.S. Treasury obligations (such as bills, notes, and bonds) with maturities of up to five years, with the weighted average maturity not exceeding one year. The Fund also invests in repurchase agreements collateralized exclusively by U.S. Treasury obligations with less than five years to maturity.

                      6-MONTH TREASURY BILL RATES IN 2002*

[CHART]

               GOVT                                       INDEX
        DATE                                       DATE
      1/2/2002       1.847                        1/2/2002        1.72
      1/3/2002       1.816                        1/3/2002        1.72
      1/4/2002       1.805                        1/4/2002        1.74
      1/7/2002       1.764                        1/7/2002        1.7
      1/8/2002       1.775                        1/8/2002        1.72
      1/9/2002       1.754                        1/9/2002        1.72
     1/10/2002       1.733                       1/10/2002        1.7
     1/11/2002       1.62                        1/11/2002        1.69
     1/14/2002       1.609                       1/14/2002        1.62
     1/15/2002       1.63                        1/15/2002        1.6
     1/16/2002       1.651                       1/16/2002        1.6
     1/17/2002       1.702                       1/17/2002        1.61
     1/18/2002       1.692                       1/18/2002        1.64
     1/22/2002       1.743                       1/22/2002        1.65
     1/23/2002       1.775                       1/23/2002        1.73
     1/24/2002       1.816                       1/24/2002        1.71
     1/25/2002       1.826                       1/25/2002        1.72
     1/28/2002       1.857                       1/28/2002        1.75
     1/29/2002       1.806                       1/29/2002        1.76
     1/30/2002       1.868                       1/30/2002        1.74
     1/31/2002       1.909                       1/31/2002        1.75
      2/1/2002       1.867                        2/1/2002        1.75
      2/4/2002       1.846                        2/4/2002        1.76
      2/5/2002       1.857                        2/5/2002        1.75
      2/6/2002       1.826                        2/6/2002        1.76
      2/7/2002       1.826                        2/7/2002        1.78
      2/8/2002       1.805                        2/8/2002        1.76
     2/11/2002       1.836                       2/11/2002        1.73
     2/12/2002       1.868                       2/12/2002        1.76
     2/13/2002       1.857                       2/13/2002        1.77
     2/14/2002       1.847                       2/14/2002        1.78
     2/15/2002       1.836                       2/15/2002        1.78
     2/19/2002       1.836                       2/19/2002        1.77
     2/20/2002       1.868                       2/20/2002        1.75
     2/21/2002       1.857                       2/21/2002        1.78
     2/22/2002       1.867                       2/22/2002        1.78
     2/25/2002       1.877                       2/25/2002        1.75
     2/26/2002       1.899                       2/26/2002        1.78
     2/27/2002       1.847                       2/27/2002        1.77
     2/28/2002       1.867                       2/28/2002        1.76
      3/1/2002       1.888                        3/1/2002        1.79
      3/4/2002       1.898                        3/4/2002        1.79
      3/5/2002       1.93                         3/5/2002        1.79
      3/6/2002       1.919                        3/6/2002        1.79
      3/7/2002       1.971                        3/7/2002        1.82
      3/8/2002       2.022                        3/8/2002        1.8
     3/11/2002       2.043                       3/11/2002        1.82
     3/12/2002       2.054                       3/12/2002        1.82
     3/13/2002       2.012                       3/13/2002        1.83
     3/14/2002       2.054                       3/14/2002        1.83
     3/15/2002       2.074                       3/15/2002        1.83
     3/18/2002       2.094                       3/18/2002        1.84
     3/19/2002       2.085                       3/19/2002        1.82
     3/20/2002       2.116                       3/20/2002        1.83
     3/21/2002       2.105                       3/21/2002        1.82
     3/22/2002       2.115                       3/22/2002        1.82
     3/25/2002       2.126                       3/25/2002        1.83
     3/26/2002       2.116                       3/26/2002        1.85
     3/27/2002       2.085                       3/27/2002        1.84
     3/28/2002       2.105                       3/28/2002        1.83
      4/1/2002       2.105                        4/1/2002        1.8
      4/2/2002       2.116                        4/2/2002        1.82
      4/3/2002       2.064                        4/3/2002        1.81
      4/4/2002       2.074                        4/4/2002        1.8
      4/5/2002       2.012                        4/5/2002        1.78
      4/8/2002       2.012                        4/8/2002        1.79
      4/9/2002       2.002                        4/9/2002        1.77
     4/10/2002       1.981                       4/10/2002        1.76
     4/11/2002       1.96                        4/11/2002        1.81
     4/12/2002       1.95                        4/12/2002        1.75
     4/15/2002       1.939                       4/15/2002        1.78
     4/16/2002       1.981                       4/16/2002        1.75
     4/17/2002       1.909                       4/17/2002        1.8
     4/18/2002       1.888                       4/18/2002        1.75
     4/19/2002       1.898                       4/19/2002        1.75
     4/22/2002       1.877                       4/22/2002        1.79
     4/23/2002       1.919                       4/23/2002        1.73
     4/24/2002       1.888                       4/24/2002        1.78
     4/25/2002       1.888                       4/25/2002        1.72
     4/26/2002       1.878                       4/26/2002        1.74
     4/29/2002       1.919                       4/29/2002        1.71
     4/30/2002       1.899                       4/30/2002        1.74
      5/1/2002       1.888                        5/1/2002        1.75
      5/2/2002       1.898                        5/2/2002        1.76
      5/3/2002       1.867                        5/3/2002        1.76
      5/6/2002       1.857                        5/6/2002        1.76
      5/7/2002       1.857                        5/7/2002        1.74
      5/8/2002       1.899                        5/8/2002        1.75
      5/9/2002       1.878                        5/9/2002        1.77
     5/10/2002       1.867                       5/10/2002        1.75
     5/13/2002       1.888                       5/13/2002        1.76
     5/14/2002       1.94                        5/14/2002        1.78
     5/15/2002       1.919                       5/15/2002        1.76
     5/16/2002       1.888                       5/16/2002        1.77
     5/17/2002       1.929                       5/17/2002        1.77
     5/20/2002       1.919                       5/20/2002        1.77
     5/21/2002       1.919                       5/21/2002        1.77
     5/22/2002       1.888                       5/22/2002        1.76
     5/23/2002       1.898                       5/23/2002        1.75
     5/24/2002       1.898                       5/24/2002        1.76
     5/28/2002       1.908                       5/28/2002        1.75
     5/29/2002       1.909                       5/29/2002        1.74
     5/30/2002       1.888                       5/30/2002        1.74
     5/31/2002       1.888                       5/31/2002        1.74
      6/3/2002       1.888                        6/3/2002        1.75
      6/4/2002       1.888                        6/4/2002        1.76
      6/5/2002       1.899                        6/5/2002        1.76
      6/6/2002       1.867                        6/6/2002        1.75
      6/7/2002       1.878                        6/7/2002        1.75
     6/10/2002       1.867                       6/10/2002        1.74
     6/11/2002       1.857                       6/11/2002        1.75
     6/12/2002       1.837                       6/12/2002        1.74
     6/13/2002       1.816                       6/13/2002        1.74
     6/14/2002       1.795                       6/14/2002        1.72
     6/17/2002       1.815                       6/17/2002        1.74
     6/18/2002       1.816                       6/18/2002        1.75
     6/19/2002       1.764                       6/19/2002        1.73
     6/20/2002       1.795                       6/20/2002        1.73
     6/21/2002       1.785                       6/21/2002        1.74
     6/24/2002       1.774                       6/24/2002        1.74
     6/25/2002       1.795                       6/25/2002        1.74
     6/26/2002       1.744                       6/26/2002        1.73
     6/27/2002       1.754                       6/27/2002        1.74
     6/28/2002       1.743                       6/28/2002        1.74
      7/1/2002       1.754                        7/1/2002        1.74
      7/2/2002       1.744                        7/2/2002        1.75
      7/3/2002       1.723                        7/3/2002        1.74
      7/5/2002       1.754                        7/5/2002        1.74
      7/8/2002       1.754                        7/8/2002        1.76
      7/9/2002       1.744                        7/9/2002        1.74
     7/10/2002       1.723                       7/10/2002        1.74
     7/11/2002       1.733                       7/11/2002        1.73
     7/12/2002       1.723                       7/12/2002        1.74
     7/15/2002       1.712                       7/15/2002        1.74
     7/16/2002       1.733                       7/16/2002        1.73
     7/17/2002       1.754                       7/17/2002        1.74
     7/18/2002       1.733                       7/18/2002        1.74
     7/19/2002       1.712                       7/19/2002        1.74
     7/22/2002       1.712                       7/22/2002        1.75
     7/23/2002       1.692                       7/23/2002        1.74
     7/24/2002       1.692                       7/24/2002        1.75
     7/25/2002       1.682                       7/25/2002        1.72
     7/26/2002       1.682                       7/26/2002        1.73
     7/29/2002       1.733                       7/29/2002        1.73
     7/30/2002       1.733                       7/30/2002        1.72
     7/31/2002       1.682                       7/31/2002        1.74
      8/1/2002       1.651                        8/1/2002        1.74
      8/2/2002       1.579                        8/2/2002        1.73
      8/5/2002       1.578                        8/5/2002        1.7
      8/6/2002       1.61                         8/6/2002        1.7
      8/7/2002       1.548                        8/7/2002        1.69
      8/8/2002       1.579                        8/8/2002        1.67
      8/9/2002       1.599                        8/9/2002        1.71
     8/12/2002        1.63                       8/12/2002        1.66
     8/13/2002       1.568                       8/13/2002        1.68
     8/14/2002        1.61                       8/14/2002        1.7
     8/15/2002        1.62                       8/15/2002        1.66
     8/16/2002        1.64                       8/16/2002        1.69
     8/19/2002       1.661                       8/19/2002        1.69
     8/20/2002        1.62                       8/20/2002        1.69
     8/21/2002       1.641                       8/21/2002        1.7
     8/22/2002       1.671                       8/22/2002        1.7
     8/23/2002       1.661                       8/23/2002        1.7
     8/26/2002       1.671                       8/26/2002        1.71
     8/27/2002       1.692                       8/27/2002        1.71
     8/28/2002       1.682                       8/28/2002        1.73
     8/29/2002       1.651                       8/29/2002        1.74
     8/30/2002       1.661                       8/30/2002        1.73
      9/3/2002       1.609                        9/3/2002        1.73
      9/4/2002        1.61                        9/4/2002        1.73
      9/5/2002       1.579                        9/5/2002        1.72
      9/6/2002       1.651                        9/6/2002        1.7
      9/9/2002       1.681                        9/9/2002        1.71
     9/10/2002       1.672                       9/10/2002        1.71
     9/11/2002       1.692                       9/11/2002        1.73
     9/12/2002       1.671                       9/12/2002        1.73
     9/13/2002       1.671                       9/13/2002        1.72
     9/16/2002       1.681                       9/16/2002        1.74
     9/17/2002       1.672                       9/17/2002        1.75
     9/18/2002       1.661                       9/18/2002        1.73
     9/19/2002        1.62                       9/19/2002        1.72
     9/20/2002        1.63                       9/20/2002        1.73
     9/23/2002        1.62                       9/23/2002        1.71
     9/24/2002       1.599                       9/24/2002        1.7
     9/25/2002        1.62                       9/25/2002        1.71
     9/26/2002       1.599                       9/26/2002        1.71
     9/27/2002       1.568                       9/27/2002        1.71
     9/30/2002       1.506                       9/30/2002        1.73
     10/1/2002       1.538                       10/1/2002        1.69
     10/2/2002       1.507                       10/2/2002        1.69
     10/3/2002       1.507                       10/3/2002        1.73
     10/4/2002       1.548                       10/4/2002        1.68
     10/7/2002       1.558                       10/7/2002        1.67
     10/8/2002       1.568                       10/8/2002        1.69
     10/9/2002       1.507                       10/9/2002        1.7
    10/10/2002       1.548                      10/10/2002        1.68
    10/11/2002       1.578                      10/11/2002        1.68
    10/15/2002       1.661                      10/15/2002        1.73
    10/16/2002       1.661                      10/16/2002        1.72
    10/17/2002       1.702                      10/17/2002        1.72
    10/18/2002       1.661                      10/18/2002        1.72
    10/21/2002       1.702                      10/21/2002        1.71
    10/22/2002       1.702                      10/22/2002        1.73
    10/23/2002       1.682                      10/23/2002        1.7
    10/24/2002       1.651                      10/24/2002        1.75
    10/25/2002        1.62                      10/25/2002        1.72
    10/28/2002       1.548                      10/28/2002        1.68
    10/29/2002       1.455                      10/29/2002        1.7
    10/30/2002       1.445                      10/30/2002        1.65
    10/31/2002       1.414                      10/31/2002        1.6
     11/1/2002       1.414                       11/1/2002        1.57
     11/4/2002       1.424                       11/4/2002        1.53
     11/5/2002       1.414                       11/5/2002        1.49
     11/6/2002        1.26                       11/6/2002        1.48
     11/7/2002        1.26                       11/7/2002        1.26
     11/8/2002        1.25                       11/8/2002        1.26
    11/12/2002       1.249                      11/12/2002        1.29
    11/13/2002        1.25                      11/13/2002        1.28
    11/14/2002        1.27                      11/14/2002        1.3
    11/15/2002        1.26                      11/15/2002        1.29
    11/18/2002        1.26                      11/18/2002        1.29
    11/19/2002        1.27                      11/19/2002        1.31
    11/20/2002        1.27                      11/20/2002        1.29
    11/21/2002        1.27                      11/21/2002        1.31
    11/22/2002        1.28                      11/22/2002        1.32
    11/25/2002       1.291                      11/25/2002        1.33
    11/26/2002       1.281                      11/26/2002        1.3
    11/27/2002       1.301                      11/27/2002        1.33
    11/29/2002        1.28                      11/29/2002        1.35
     12/2/2002       1.301                       12/2/2002        1.35
     12/3/2002       1.301                       12/3/2002        1.34
     12/4/2002       1.281                       12/4/2002        1.31
     12/5/2002       1.281                       12/5/2002        1.32
     12/6/2002        1.25                       12/6/2002        1.31
     12/9/2002        1.27                       12/9/2002        1.3
    12/10/2002        1.27                      12/10/2002        1.29
    12/11/2002        1.26                      12/11/2002        1.31
    12/12/2002        1.26                      12/12/2002        1.31
    12/13/2002        1.27                      12/13/2002        1.3
    12/16/2002        1.28                      12/16/2002        1.3
    12/17/2002        1.27                      12/17/2002        1.34
    12/18/2002        1.25                      12/18/2002        1.3
    12/19/2002       1.229                      12/19/2002        1.35
    12/20/2002       1.239                      12/20/2002        1.29
    12/23/2002        1.25                      12/23/2002        1.34
    12/24/2002        1.25                      12/24/2002        1.31
    12/26/2002        1.25                      12/26/2002        1.33
    12/27/2002       1.219                      12/27/2002        1.31
    12/30/2002       1.219                      12/30/2002        1.3
    12/31/2002       1.209                      12/31/2002        1.31

                            *SOURCE: BLOOMBERG L.P.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
AS OF DECEMBER 31, 2002

PERFORMANCE(2)
----------------------------------------
SEC AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------
One year                           1.22%
Life of Fund+                      3.73%

+ Inception Date - 1/4/99

(1)  It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND VS. THE MERRILL LYNCY 0-1 YEAR TREASURY NOTES AND BONDS INDEX*

[CHART]

                 EATON VANCE
                INSTITUTIONAL                             ML 0-1 YEAR TREASURY
                 SHORT-TERM                                 NOTES AND BONDS
      DATE      TREASURY FUND                                    INDEX
      ----      -------------                                    -----
    1/31/1999      10,000                                       10,000
    2/28/1999      10,027                                       10,025
    3/31/1999      10,067                                       10,073
    4/30/1999      10,100                                       10,111
    5/31/1999      10,130                                       10,148
    6/30/1999      10,168                                       10,184
    7/31/1999      10,208                                       10,226
    8/31/1999      10,245                                       10,264
    9/30/1999      10,286                                       10,313
   10/31/1999      10,319                                       10,355
   11/30/1999      10,359                                       10,390
   12/31/1999      10,403                                       10,431
    1/31/2000      10,443                                       10,476
    2/29/2000      10,486                                       10,523
    3/31/2000      10,531                                       10,574
    4/30/2000      10,574                                       10,625
    5/31/2000      10,630                                       10,676
    6/30/2000      10,677                                       10,741
    7/31/2000      10,726                                       10,796
    8/31/2000      10,778                                       10,854
    9/30/2000      10,828                                       10,913
   10/31/2000      10,882                                       10,968
   11/30/2000      10,935                                       11,032
   12/31/2000      10,975                                       11,112
    1/31/2001      11,036                                       11,203
    2/28/2001      11,074                                       11,251
    3/31/2001      11,118                                       11,315
    4/30/2001      11,156                                       11,364
    5/31/2001      11,197                                       11,418
    6/30/2001      11,223                                       11,450
    7/31/2001      11,276                                       11,500
    8/31/2001      11,312                                       11,537
    9/30/2001      11,352                                       11,613
   10/31/2001      11,377                                       11,658
   11/30/2001      11,389                                       11,680
   12/31/2001      11,402                                       11,702
    1/31/2002      11,424                                       11,719
    2/28/2002      11,435                                       11,740
    3/31/2002      11,438                                       11,744
    4/30/2002      11,453                                       11,784
    5/31/2002      11,466                                       11,806
    6/30/2002      11,475                                       11,837
    7/31/2002      11,488                                       11,860
    8/31/2002      11,500                                       11,876
    9/30/2002      11,513                                       11,907
   10/31/2002      11,524                                       11,925
   11/30/2002      11,533                                       11,940
   12/31/2002      11,541                                       11,962


PERFORMANCE
----------------------------------------
CUMULATIVE TOTAL RETURN
----------------------------------------
One year                           1.22%
Life of Fund+                      3.73%

+ Inception Date - 1/4/99

* Sources: Thomson Financial; Lipper, Inc. Investment operations commenced 1/4/99. The chart uses closest month-end after inception.

     The chart compares the Fund's total return with that of the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index, a representative, unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 99.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
---------------------------------------------------------------------
US Treasury Bill, 0.00%, 3/20/03              $1,000       $  997,520
---------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $997,464)                             $  997,520
---------------------------------------------------------------------
Total Investments -- 99.5%
   (identified cost, $997,464)                             $  997,520
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.5%                     $    4,702
---------------------------------------------------------------------
Net Assets -- 100.0%                                       $1,002,222
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $997,464)                              $  997,520
Cash                                           4,499
Interest receivable                              203
----------------------------------------------------
TOTAL ASSETS                              $1,002,222
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,006,706
Accumulated net realized loss (computed
   on the basis of identified cost)         (379,224)
Accumulated undistributed net investment
   income                                    374,684
Net unrealized appreciation (computed on
   the basis of identified cost)                  56
----------------------------------------------------
TOTAL                                     $1,002,222
----------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
----------------------------------------------------
($1,002,222  DIVIDED BY 13,760 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $    72.84
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Interest                                  $8,713,112
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $8,713,112
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $1,677,264
Service fee                                1,196,889
----------------------------------------------------
TOTAL EXPENSES                            $2,874,153
----------------------------------------------------
Deduct --
   Reduction of management fee            $  247,758
   Reduction of service fee                  130,289
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  378,047
----------------------------------------------------

NET EXPENSES                              $2,496,106
----------------------------------------------------

NET INVESTMENT INCOME                     $6,217,006
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (377,904)
----------------------------------------------------
NET REALIZED LOSS                         $ (377,904)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   (1,455)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   (1,455)
----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (379,359)
----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $5,837,647
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       6,217,006  $      18,351,066
   Net realized gain (loss)                        (377,904)         4,844,517
   Net change in unrealized appreciation
      (depreciation)                                 (1,455)             2,773
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       5,837,647  $      23,198,356
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $         (10,349) $         (14,683)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $         (10,349) $         (14,683)
------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares           $   2,005,950,000  $   3,738,927,493
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                         10,349             14,683
   Cost of shares redeemed                   (2,012,134,618)    (3,761,776,734)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      (6,174,269) $     (22,834,558)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        (346,971) $         349,115
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       1,349,193  $       1,000,078
------------------------------------------------------------------------------
AT END OF YEAR                            $       1,002,222  $       1,349,193
------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         374,684  $              --
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001(1)        2000(2)          1999(1)(3)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $72.710        $70.760        $70.600           $70.000
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income               $ 0.944        $ 2.195        $ 3.860           $ 3.015
Net realized and unrealized
   gain (loss)                       (0.054)         0.555          0.020             0.005
-------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.890        $ 2.750        $ 3.880           $ 3.020
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income          $(0.760)       $(0.800)       $(3.720)          $(2.420)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.760)       $(0.800)       $(3.720)          $(2.420)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $72.840        $72.710        $70.760           $70.600
-------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        1.22%          3.89%          5.50%             4.32%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,002        $ 1,349        $ 1,000           $ 1,002
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        0.52%          0.60%          0.60%             0.60%(5)
   Net investment income               1.29%          3.02%          5.60%             4.23%(5)
Portfolio Turnover                       14%            13%            11%               11%
-------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the management fee and the service fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.60%
   Net investment income               1.21%
Net investment income per
   share                            $ 0.885
-------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $379,224, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended December 31, 2002, $5,831,973 was reclassified from undistributed net investment income to paid in capital due to differences arising from the use of equalization accounting for tax purposes.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
                                                  2002          2001
    --------------------------------------------------------------------
    Sales                                      27,472,765    51,592,300
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      142           202
    Redemptions                               (27,477,703)  (51,588,080)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                        (4,796)        4,422
    --------------------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $2,773,473,413 and $2,777,168,723 respectively.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the year ended December 31, 2002, the fee was equivalent to 0.35% of the Fund's average net assets and amounted to $1,677,264. To enhance the net investment income of the Fund, EVM made a reduction of its management fee in the amount of $247,758. Certain officers and Trustees of the Fund are officers of EVM.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the year ended December 31, 2002, the Fund paid or accrued service fees payable to EVD in the amount of $1,196,889 and EVD in turn paid a substantial portion of this amount to investment dealers. To enhance the net investment income of the Fund, EVD made a reduction of its service fee in the amount of $130,289.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 997,464
    ---------------------------------------------------
    Gross unrealized appreciation             $      56
    Gross unrealized depreciation                    --
    ---------------------------------------------------
    NET UNREALIZED APPRECIATION               $      56
    ---------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Treasury Fund (the "Fund") (a series of Eaton Vance Special Investment Trust) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, January 4, 1999, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Treasury Fund as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee            Since 1989      Chairman, President and          190              Director of EVC
 11/9/41                                                     Chief Executive Officer
                                                             of EVC, EV, EVM and
                                                             BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund.

NONINTERESTED TRUSTEE(S)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee            Since 1989      President of Dwight              190           Trustee/Director of the
 3/26/31                                                     Partners, Inc.                                  Royce Funds (mutual
                                                             (corporate relations                           funds) consisting of 17
                                                             and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee            Since 1989      Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                                                 Professor of Investment                        Co. (specialty retailer)
                                                             Banking                                          and Telect, Inc.
                                                             Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.

 Norton H. Reamer         Trustee            Since 1989      President, Unicorn               190                   None
 9/21/35                                                     Corporation (an
                                                             investment and
                                                             financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee            Since 1989      Investment Adviser and           170                   None
 2/21/30                                                     Consultant.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                          POSITION           OFFICE AND
      NAME AND            WITH THE           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           TRUST              SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust         President           Since 2002      Executive Vice President of
 Jr. 5/31/58                                                 EVM, BMR, EVC and EV; Chief
                                                             Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme      Vice President        Since 2001      Vice President of EVM and BMR.
 7/8/69                                                      Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster      Vice President        Since 2002      Vice President of EVM and BMR.
 4/8/62                                                      Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,     Vice President        Since 1996      Vice President of EVM and BMR.
 Jr. 10/5/44                                                 Officer of 36 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor       Treasurer           Since 1989      Vice President of BMR, EVM and
 4/1/45                                                      EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge by calling 1-800-225-6265.

MANAGER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

163-2/03                                                                 I-TYSRC